Trade and other receivables, net - Charged into restricted bank accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables, net
Beginning balance	$ 2,782	$ 2,372	$ 2,087
Increase in restricted bank accounts	166	410	285
Decrease in restricted bank accounts	(438)		0
Final balance	$ 2,510	$ 2,782	$ 2,372